RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Advanced amount by related party			$ 42,000
Repaid advanced amount			242,196
Sponsor [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Administrative and other fees	$ 100,557
Founder and Executive Chairman [Member]
Related Party Transaction [Line Items]
Advanced amount by related party		0	42,000
Repaid advanced amount		0	242,196
Founder and Executive Chairman [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties		$ 0	$ 0